Schedule of Exchange Rates (Details)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 1	6.4893
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 2	6.1387
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 3	6.2150
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 4	6.1425